Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
September 30, 2025
VIPHI-NPRT3-1125
1.808795.121
Alternative Funds - 1.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $14,636,775)	1,475,621	13,979,446

Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	250,000	251,634
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	175,000	176,429
TOTAL BAILIWICK OF JERSEY		428,063
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (d)(e)(f)	150,000	149,992
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	100,000	100,743
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	125,000	125,625
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (d)(e)(f)	250,000	252,580
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8176% 7/15/2037 (d)(e)(f)	250,000	250,620
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	100,000	101,220
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	250,000	258,377
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	100,000	100,793
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	308,000	310,434
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	200,000	201,876
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	100,000	100,929
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	100,000	100,988
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	125,000	126,455
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (d)(e)(f)	245,000	243,435
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	121,000	121,918
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	100,000	100,922
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	1,000,000	1,007,991
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	250,000	247,721
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	125,000	126,662
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,029,281
TOTAL ASSET-BACKED SECURITIES (Cost $4,424,000)		4,457,344

Bank Loan Obligations - 9.2%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (d)(e)(g)	560,000	559,300
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 3%, 10.25% 8/14/2026 (d)(e)(g)	1,825,000	1,697,250
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (d)(e)(g)	2,581,692	2,491,333

TOTAL FRANCE		4,188,583
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (d)(e)(g)	470,000	393,625
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 9/29/2032 (d)(e)(g)(h)	800,000	784,000
TOTAL LUXEMBOURG		1,177,625
NETHERLANDS - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (d)(e)(g)	2,600,360	1,352,187
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6634% 11/15/2030 (d)(e)(g)	1,576,000	1,469,904
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (d)(e)(g)	1,189,858	1,195,379
UNITED STATES - 8.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/29/2032 (d)(e)(g)(h)	280,000	280,000
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/16/2029 (d)(e)(g)	795,933	790,075
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/15/2030 (d)(e)(g)	716,339	711,067
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/27/2032 (d)(e)(g)(h)	1,235,000	1,222,650
		3,003,792
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (d)(e)(g)	1,564,736	1,493,243
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6502% 1/18/2028 (d)(e)(g)	728,133	722,985
		2,216,228
TOTAL COMMUNICATION SERVICES		5,220,020

Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/28/2032 (d)(e)(g)	280,000	279,913
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (d)(e)(g)	1,588,609	1,586,623
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (d)(e)(g)	3,966,310	3,307,625
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(g)	1,076,910	1,082,294
		4,389,919
Hotels, Restaurants & Leisure - 0.5%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/29/2029 (d)(e)(g)	472,552	471,720
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (d)(e)(g)	1,503,997	1,464,306
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (d)(e)(g)	2,269,600	2,176,932
		4,112,958
Household Durables - 0.5%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 6/29/2028 (d)(e)(g)	989,449	921,938
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 10/30/2027 (d)(e)(g)	997,157	985,939
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 9/17/2032 (d)(e)(g)(h)	2,040,000	2,017,050
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 10/30/2027 (d)(e)(g)	252,385	251,691
		4,176,618
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (d)(e)(g)	2,737,701	2,667,068
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1358% 6/6/2031 (d)(e)(g)	115,000	114,446
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 9/25/2031 (d)(e)(g)(h)	85,000	84,979
		2,866,493
TOTAL CONSUMER DISCRETIONARY		17,412,524

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (d)(e)(g)(h)	1,220,000	1,189,500
Food Products - 0.1%
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (d)(e)(g)	1,070,000	1,068,663
TOTAL CONSUMER STAPLES		2,258,163

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (d)(e)(g)	795,994	795,994
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(i)(j)	658,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(i)(j)	1,525,908	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (d)(e)(g)	4,256,218	2,046,858
		2,842,852
Financials - 0.6%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (d)(e)(g)	159,600	159,302
Financial Services - 0.6%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (d)(e)(g)	785,000	747,712
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 7/31/2031 (d)(e)(g)	1,136,427	1,133,177
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 7/31/2031 (d)(e)(g)	430,000	429,733
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9134% 2/16/2032 (d)(e)(g)	1,030,000	1,027,683
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (d)(e)(g)	1,625,925	1,625,665
		4,963,970
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6655% 9/19/2031 (d)(e)(g)	104,020	103,718
TOTAL FINANCIALS		5,226,990

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 1/15/2031 (d)(e)(g)	1,177,050	1,176,073
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (d)(e)(g)	1,050,000	1,043,879
		2,219,952
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (d)(e)(g)	420,483	343,745
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (d)(e)(g)	4,014,938	3,950,939
TOTAL HEALTH CARE		6,514,636

Industrials - 0.2%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/29/2029 (d)(e)(g)	217	203
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 8/20/2032 (d)(e)(g)	860,000	862,735
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (d)(e)(g)	387,130	349,965
		1,212,700
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/12/2032 (d)(e)(g)	110,000	110,459
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (d)(e)(g)	49,500	49,768
TOTAL INDUSTRIALS		1,373,130

Information Technology - 1.9%
Communications Equipment - 0.3%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.9134% 12/17/2029 (d)(e)(g)	2,420,000	2,447,225
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/12/2032 (d)(e)(g)	35,000	35,044
IT Services - 0.8%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (d)(e)(g)	1,259,337	1,165,278
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(g)	926,253	747,180
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	1,550,000	1,553,658
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (d)(e)(g)	3,400,262	3,332,732
		6,798,848
Software - 0.8%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 12/11/2028 (d)(e)(g)	1,299,420	1,297,523
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.9134% 11/22/2032 (d)(e)(g)	400,000	408,332
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 10/9/2029 (d)(e)(g)	348,009	347,794
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (d)(e)(g)(j)	572,562	572,562
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5695% 6/2/2028 (d)(e)(g)	1,271,507	1,224,004
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (d)(e)(g)(h)	965,000	967,519
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (d)(e)(g)	651,112	650,272
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	459,188	475,011
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (d)(e)(g)	169,575	163,852
		6,106,869
TOTAL INFORMATION TECHNOLOGY		15,387,986

Materials - 0.9%
Chemicals - 0.9%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.082% 10/4/2029 (d)(e)(g)	1,234,396	1,227,200
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (d)(e)(g)	1,140,694	1,026,773
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1358% 3/15/2029 (d)(e)(g)	1,219,923	1,217,532
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 4/2/2029 (d)(e)(g)	1,061,649	956,365
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 6/28/2028 (d)(e)(g)	932,596	904,040
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (d)(e)(g)	1,688,916	1,671,182
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/23/2032 (d)(e)(g)(h)	95,000	94,220
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (d)(e)(g)	29,850	29,871
		7,127,183
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.3384% 4/13/2029 (d)(e)(g)	210,718	210,362
TOTAL MATERIALS		7,337,545

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (d)(e)(g)	775,188	782,296
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0279% 3/24/2028 (d)(e)(g)	368,126	367,437
		1,149,733
TOTAL UNITED STATES		64,723,579
TOTAL BANK LOAN OBLIGATIONS (Cost $76,696,943)		74,666,557

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 6.9475% 6/15/2038 (d)(e)(f)	522,536	522,699
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 6.9325% 11/15/2038 (d)(e)(f)	740,827	739,901
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 7.9645% 7/15/2038 (d)(e)(f)	274,908	274,908
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (d)(f)	475,000	461,711
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.4655% 7/15/2038 (d)(e)(f)	1,111,000	1,111,000
TOTAL UNITED STATES		3,110,219
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,979,958)		3,110,219

Common Stocks - 2.6%
	Shares	Value ($)
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (k)	750,900	1,504,729
UNITED STATES - 2.5%
Communication Services - 0.0%
Entertainment - 0.0%
Warner Bros Discovery Inc (k)	400	7,812
Media - 0.0%
Main Street Sports Group (j)	163	1,671
TOTAL COMMUNICATION SERVICES		9,483

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Mesquite Energy Inc (j)(k)	82,533	16,801,197
New Fortress Energy Inc	28,760	63,560
		16,864,757
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (j)(k)	65,803	796,216
Cano Health LLC warrants (j)(k)	2,914	9,762
Surgery Partners Inc (k)	17,800	385,192
		1,191,170
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (j)(k)	23,507	888,800
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc	3,500	433,195
ON Semiconductor Corp (k)	11,200	552,272
		985,467
TOTAL INFORMATION TECHNOLOGY		1,874,267

TOTAL UNITED STATES		19,939,677
TOTAL COMMON STOCKS (Cost $6,247,654)		21,444,406

Convertible Corporate Bonds - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	2,676,216	6,583,491
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	1,931,000	1,783,279
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.4%
MKS Inc 1.25% 6/1/2030	1,330,000	1,456,350
ON Semiconductor Corp 0% 5/1/2027 (l)	288,000	327,744
Wolfspeed Inc 1.875% (i)(j)	1,960,000	1,081,744
Wolfspeed Inc 2.5% 6/15/2031	319,000	758,869
		3,624,707
Software - 0.4%
Core Scientific Inc 0% 6/15/2031 (f)(l)	705,000	787,837
Riot Platforms Inc 0.75% 1/15/2030 (f)	1,478,000	2,256,544
		3,044,381
TOTAL INFORMATION TECHNOLOGY		6,669,088

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	591,611
TOTAL UNITED STATES		15,627,469
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,255,111)		15,627,469

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (j)	49,169	1,270,527
Apollo Global Management Inc Series A, 6.75%	9,300	656,063

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,844,201)		1,926,590

Non-Convertible Corporate Bonds - 78.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (f)	555,000	559,913
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	505,000	482,142
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (f)	422,000	420,075
Mineral Resources Ltd 7% 4/1/2031 (f)	440,000	445,274
Mineral Resources Ltd 8% 11/1/2027 (f)	395,000	402,621
Mineral Resources Ltd 9.25% 10/1/2028 (f)	675,000	707,272

TOTAL AUSTRALIA		2,457,384
BRAZIL - 0.5%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (f)	1,765,000	302,256
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (f)	2,520,000	2,505,258
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(f)	1,339,522	1,346,220
		3,851,478
TOTAL BRAZIL		4,153,734
CANADA - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (d)	395,000	406,657
TELUS Corp 7% 10/15/2055 (d)	785,000	827,717
		1,234,374
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	580,000	566,108
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	1,950,000	1,837,726
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	435,000	427,422
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (f)	780,000	789,380
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (f)	2,060,000	2,106,354
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	710,000	705,505
		6,432,495
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (f)	850,000	658,897
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 6.625% 8/15/2032 (f)	1,535,000	1,577,308
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	281,000	298,383
		1,875,691
Industrials - 0.7%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (f)	390,000	406,987
Bombardier Inc 7% 6/1/2032 (f)	770,000	804,791
Bombardier Inc 7.25% 7/1/2031 (f)	1,105,000	1,171,336
		2,383,114
Commercial Services & Supplies - 0.4%
Wrangler Holdco Corp 6.625% 4/1/2032 (f)	2,785,000	2,903,917
TOTAL INDUSTRIALS		5,287,031

Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (f)(m)	1,110,000	1,026,522
Open Text Holdings Inc 4.125% 2/15/2030 (f)	1,080,000	1,023,081
		2,049,603
Materials - 0.2%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044	372,000	317,616
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	405,000	398,139
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (f)	1,160,000	1,194,834
TOTAL MATERIALS		1,910,589

TOTAL CANADA		19,448,680
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (f)	1,920,000	656,429
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	505,000	425,462
		1,081,891
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)	1,365,000	1,269,451
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (f)	395,000	413,541
		1,682,992
TOTAL COLOMBIA		2,764,883
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (f)	870,000	898,549
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (f)	770,000	800,205
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,270,000	1,231,456
TOTAL FINLAND		2,031,661
FRANCE - 1.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 5.125% 1/15/2029 (f)	2,490,000	2,141,400
Altice France SA 5.125% 7/15/2029 (f)	3,325,000	2,839,550
Altice France SA 5.5% 1/15/2028 (f)	795,000	699,600
Altice France SA 5.5% 10/15/2029 (f)	2,325,000	2,010,977
Maya SAS/Paris France 7% 4/15/2032 (f)	755,000	769,929
		8,461,456
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (f)	1,260,000	1,342,461
Viridien 10% 10/15/2030 (f)	735,000	753,711
		2,096,172
TOTAL FRANCE		10,557,628
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (f)	240,000	234,198
ZF North America Capital Inc 6.875% 4/14/2028 (f)	370,000	375,119
ZF North America Capital Inc 7.5% 3/24/2031 (f)	815,000	809,451
		1,418,768
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (f)(m)	1,230,000	1,225,651
TOTAL GERMANY		2,644,419
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (f)	1,100,000	1,097,250
Kosmos Energy Ltd 7.75% 5/1/2027 (f)	1,310,000	1,273,975
Kosmos Energy Ltd 8.75% 10/1/2031 (f)	355,000	273,057
Tullow Oil PLC 10.25% 5/15/2026 (f)	450,000	382,500

TOTAL GHANA		3,026,782
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (f)	1,235,000	1,276,023
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	785,000	739,635
IRELAND - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (f)	2,390,000	2,426,256
Financials - 0.5%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	465,000	479,712
Financial Services - 0.5%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	970,000	1,005,901
GGAM Finance Ltd 8% 2/15/2027 (f)	1,565,000	1,601,721
GGAM Finance Ltd 8% 6/15/2028 (f)	1,040,000	1,100,792
		3,708,414
TOTAL FINANCIALS		4,188,126

TOTAL IRELAND		6,614,382
ISRAEL - 0.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(n)	340,000	334,016
Energean PLC 6.5% 4/30/2027 (f)	2,510,000	2,494,313
		2,828,329
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	700,000	729,102
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,240,000	1,277,128
		2,006,230
TOTAL ISRAEL		4,834,559
LUXEMBOURG - 0.4%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5.75% 8/15/2029 (f)	2,160,000	1,625,400
Altice France Holding SA 6% 2/15/2028 (f)	1,565,000	555,092
		2,180,492
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (f)	1,383,000	1,357,177
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (f)	95,000	83,164
TOTAL LUXEMBOURG		3,620,833
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (f)	770,000	726,770
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (f)	560,000	578,553
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	550,000	571,045
TGS ASA 8.5% 1/15/2030 (f)	1,070,000	1,098,417

TOTAL NORWAY		1,669,462
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	1,885,000	1,909,552
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (f)	1,615,000	1,688,904
TOTAL PANAMA		3,598,456
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (f)	1,475,000	1,280,005
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (f)	370,000	359,404
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	1,480,000	1,447,889
TOTAL SPAIN		1,807,293
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (f)	280,000	284,366
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (f)	275,000	286,282
		570,648
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	1,170,000	1,070,557
TOTAL SWITZERLAND		1,641,205
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (f)	585,000	608,581
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	860,000	863,238
UNITED KINGDOM - 1.1%
Communication Services - 0.2%
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	2,040,000	1,923,384
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (f)	850,000	861,076
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (f)	3,280,000	3,606,219
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (f)	650,000	622,242
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (f)	710,000	702,566
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	1,335,000	1,368,239
TOTAL UNITED KINGDOM		9,083,726
UNITED STATES - 66.9%
Communication Services - 6.3%
Diversified Telecommunication Services - 1.8%
Cablevision Lightpath LLC 3.875% 9/15/2027 (f)	1,105,000	1,072,780
Cablevision Lightpath LLC 5.625% 9/15/2028 (f)	1,435,000	1,411,573
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,000	621,471
Frontier Communications Holdings LLC 8.75% 5/15/2030 (f)	685,000	715,582
Level 3 Financing Inc 3.875% 10/15/2030 (f)	975,000	851,266
Level 3 Financing Inc 4% 4/15/2031 (f)(m)	2,380,000	2,046,229
Level 3 Financing Inc 4.5% 4/1/2030 (f)	890,000	813,238
Level 3 Financing Inc 4.875% 6/15/2029 (f)	595,000	559,359
Level 3 Financing Inc 6.875% 6/30/2033 (f)	3,130,000	3,190,033
Level 3 Financing Inc 7% 3/31/2034 (f)	1,805,000	1,836,243
Windstream Services LLC 7.5% 10/15/2033 (f)(o)	1,690,000	1,689,544
		14,807,318
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/15/2034 (f)	795,000	804,644
Media - 4.4%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (f)(m)	1,370,000	1,184,451
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (f)	1,350,000	1,243,662
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (m)	2,620,000	2,384,374
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (f)(m)	1,530,000	1,444,954
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (f)(m)	1,975,000	1,826,406
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)(m)	905,000	896,285
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (f)	790,000	816,585
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (f)	1,190,000	1,244,227
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	340,000	330,213
CMG Media Corp 8.875% 6/18/2029 (f)	420,000	385,736
CSC Holdings LLC 3.375% 2/15/2031 (f)	2,500,000	1,612,363
CSC Holdings LLC 4.125% 12/1/2030 (f)	3,020,000	1,977,662
CSC Holdings LLC 4.5% 11/15/2031 (f)	1,070,000	695,795
CSC Holdings LLC 4.625% 12/1/2030 (f)	1,205,000	422,769
CSC Holdings LLC 5.375% 2/1/2028 (f)	1,000,000	876,685
DISH DBS Corp 5.125% 6/1/2029	2,155,000	1,842,891
DISH DBS Corp 7.75% 7/1/2026	820,000	812,170
DISH Network Corp 11.75% 11/15/2027 (f)	1,155,000	1,222,287
EchoStar Corp 10.75% 11/30/2029	2,759,657	3,039,072
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	2,164,497	2,231,488
EW Scripps Co/The 9.875% 8/15/2030 (f)	710,000	666,433
Sirius XM Radio LLC 5.5% 7/1/2029 (f)(m)	410,000	410,094
TEGNA Inc 4.625% 3/15/2028 (m)	240,000	235,356
TEGNA Inc 5% 9/15/2029	425,000	422,806
Univision Communications Inc 4.5% 5/1/2029 (f)	370,000	348,994
Univision Communications Inc 7.375% 6/30/2030 (f)(m)	395,000	396,890
Univision Communications Inc 8% 8/15/2028 (f)	1,165,000	1,207,196
Univision Communications Inc 8.5% 7/31/2031 (f)(m)	2,040,000	2,106,591
Univision Communications Inc 9.375% 8/1/2032 (f)	1,580,000	1,683,754
Warnermedia Holdings Inc 5.05% 3/15/2042 (m)	1,115,000	890,127
Warnermedia Holdings Inc 5.141% 3/15/2052	325,000	241,922
		35,100,238
TOTAL COMMUNICATION SERVICES		50,712,200

Consumer Discretionary - 10.2%
Automobile Components - 0.8%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (f)(o)	620,000	618,953
American Axle & Manufacturing Inc 7.75% 10/15/2033 (f)(o)	1,175,000	1,184,160
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (f)	1,285,000	1,313,476
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,760,000	1,818,098
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	205,000	209,527
Patrick Industries Inc 6.375% 11/1/2032 (f)	1,195,000	1,212,457
		6,356,671
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	135,000	123,868
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	230,000	228,920
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (f)	815,000	815,278
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	785,000	730,753
		1,898,819
Broadline Retail - 0.5%
Match Group Holdings II LLC 4.125% 8/1/2030 (f)	580,000	547,806
Match Group Holdings II LLC 5% 12/15/2027 (f)	167,000	166,521
Saks Global Enterprises LLC 11% 12/15/2029 (f)	1,153,260	581,676
Wayfair LLC 7.25% 10/31/2029 (f)(m)	935,000	964,023
Wayfair LLC 7.75% 9/15/2030 (f)(m)	2,025,000	2,123,710
		4,383,736
Diversified Consumer Services - 1.2%
Service Corp International/US 4% 5/15/2031 (m)	1,022,000	963,586
Service Corp International/US 4.625% 12/15/2027	167,000	166,183
Service Corp International/US 5.125% 6/1/2029	365,000	364,975
Service Corp International/US 5.75% 10/15/2032	1,420,000	1,438,571
Sotheby's 7.375% 10/15/2027 (f)	2,780,000	2,772,166
StoneMor Inc 8.5% 5/15/2029 (f)	1,165,000	1,138,653
TKC Holdings Inc 10.5% 5/15/2029 (f)	1,530,000	1,566,853
TKC Holdings Inc 6.875% 5/15/2028 (f)	1,290,000	1,301,050
		9,712,037
Hotels, Restaurants & Leisure - 4.7%
Aramark Services Inc 5% 2/1/2028 (f)	775,000	771,345
Caesars Entertainment Inc 6% 10/15/2032 (f)(m)	605,000	595,901
Caesars Entertainment Inc 6.5% 2/15/2032 (f)	1,415,000	1,443,283
Caesars Entertainment Inc 7% 2/15/2030 (f)	875,000	900,031
Carnival Corp 0% 3/31/2029 (f)(o)	810,000	810,000
Carnival Corp 5.75% 3/15/2030 (f)	790,000	806,658
Carnival Corp 5.75% 8/1/2032 (f)	795,000	808,905
Carnival Corp 5.875% 6/15/2031 (f)	2,040,000	2,090,477
Carnival Corp 6% 5/1/2029 (f)	1,310,000	1,329,553
Carnival Corp 6.125% 2/15/2033 (f)	945,000	968,627
Carnival Corp 6.65% 1/15/2028	175,000	181,461
Carnival Corp 7% 8/15/2029 (f)	1,535,000	1,614,751
Churchill Downs Inc 5.75% 4/1/2030 (f)	2,370,000	2,367,863
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	1,847,000	1,757,860
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	2,355,000	2,210,010
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	800,000	732,084
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	295,000	283,788
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,615,000	1,528,163
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (f)	870,000	881,615
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	785,000	801,325
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (f)	1,530,000	1,553,951
Life Time Inc 6% 11/15/2031 (f)	1,595,000	1,620,462
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (f)	575,000	471,197
NCL Finance Ltd 6.125% 3/15/2028 (f)	370,000	378,074
Royal Caribbean Cruises Ltd 5.375% 1/15/2036	820,000	824,782
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (f)	835,000	851,432
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	975,000	1,006,609
Station Casinos LLC 4.5% 2/15/2028 (f)(m)	750,000	737,373
Station Casinos LLC 6.625% 3/15/2032 (f)	1,540,000	1,581,956
Viking Cruises Ltd 5.875% 10/15/2033 (f)	1,620,000	1,621,137
Viking Cruises Ltd 9.125% 7/15/2031 (f)	275,000	295,163
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	370,000	369,682
VOC Escrow Ltd 5% 2/15/2028 (f)	510,000	508,612
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (f)(m)	815,000	827,616
Yum! Brands Inc 3.625% 3/15/2031	365,000	340,803
Yum! Brands Inc 4.75% 1/15/2030 (f)	882,000	876,529
Yum! Brands Inc 5.375% 4/1/2032 (m)	290,000	291,088
		37,040,166
Household Durables - 1.0%
Century Communities Inc 6.625% 9/15/2033 (f)	805,000	812,051
LGI Homes Inc 7% 11/15/2032 (f)	1,585,000	1,547,634
LGI Homes Inc 8.75% 12/15/2028 (f)	580,000	608,896
New Home Co Inc/The 8.5% 11/1/2030 (f)	465,000	482,698
Newell Brands Inc 6.375% 9/15/2027 (m)	230,000	233,136
Newell Brands Inc 8.5% 6/1/2028 (f)	720,000	761,570
Somnigroup International Inc 3.875% 10/15/2031 (f)	870,000	796,809
TopBuild Corp 4.125% 2/15/2032 (f)	800,000	749,960
TopBuild Corp 5.625% 1/31/2034 (f)	1,305,000	1,300,257
Whirlpool Corp 6.125% 6/15/2030	440,000	443,446
Whirlpool Corp 6.5% 6/15/2033	765,000	763,425
		8,499,882
Specialty Retail - 1.6%
Asbury Automotive Group Inc 4.75% 3/1/2030 (m)	565,000	550,264
Asbury Automotive Group Inc 5% 2/15/2032 (f)	580,000	556,935
Bath & Body Works Inc 6.625% 10/1/2030 (f)	835,000	853,618
Bath & Body Works Inc 6.694% 1/15/2027	375,000	381,682
Bath & Body Works Inc 6.95% 3/1/2033	710,000	741,289
Carvana Co 10.25% 5/1/2030 (f)	85,000	92,225
Carvana Co 4.875% 9/1/2029 (f)	525,000	483,656
Carvana Co 5.5% 4/15/2027 (f)	622,000	614,225
Carvana Co 5.875% 10/1/2028 (f)	305,000	298,138
Carvana Co 9% 6/1/2030 pay-in-kind (d)(f)	597,877	625,509
Carvana Co 9% 6/1/2031 pay-in-kind (d)(f)	818,391	926,605
Group 1 Automotive Inc 6.375% 1/15/2030 (f)	740,000	757,045
LBM Acquisition LLC 6.25% 1/15/2029 (f)	555,000	513,722
LBM Acquisition LLC 9.5% 6/15/2031 (f)	1,590,000	1,670,802
Michaels Cos Inc/The 5.25% 5/1/2028 (f)	375,000	345,153
Park River Holdings Inc 8% 3/15/2031 (f)	305,000	308,866
SGUS LLC 11% 12/15/2029 (f)	603,558	568,960
Staples Inc 10.75% 9/1/2029 (f)	2,255,000	2,229,675
Staples Inc 12.75% 1/15/2030 (f)	345,000	276,965
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)(m)	225,000	237,064
		13,032,398
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc 4.125% 8/15/2031 (f)(m)	1,407,000	1,289,020
Crocs Inc 4.25% 3/15/2029 (f)	167,000	160,041
		1,449,061
TOTAL CONSUMER DISCRETIONARY		82,372,770

Consumer Staples - 2.9%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	2,625,000	2,622,831
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (f)	195,000	193,475
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	1,662,000	1,575,004
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	1,200,000	1,178,706
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (f)	845,000	864,182
C&S Group Enterprises LLC 5% 12/15/2028 (f)	1,345,000	1,216,655
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	1,232,000	1,296,253
Performance Food Group Inc 4.25% 8/1/2029 (f)	400,000	388,555
Performance Food Group Inc 5.5% 10/15/2027 (f)	125,000	124,691
Performance Food Group Inc 6.125% 9/15/2032 (f)	1,460,000	1,495,494
US Foods Inc 5.75% 4/15/2033 (f)(m)	3,120,000	3,136,339
US Foods Inc 7.25% 1/15/2032 (f)	750,000	785,207
		12,254,561
Food Products - 1.1%
Darling Ingredients Inc 6% 6/15/2030 (f)	680,000	686,501
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	705,000	744,010
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	1,100,000	1,187,551
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)(m)	820,000	787,383
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	830,000	784,451
Pilgrim's Pride Corp 3.5% 3/1/2032	1,385,000	1,267,744
Post Holdings Inc 4.625% 4/15/2030 (f)(m)	1,125,000	1,084,514
Post Holdings Inc 6.25% 10/15/2034 (f)(m)	360,000	362,996
Post Holdings Inc 6.25% 2/15/2032 (f)	305,000	313,564
Post Holdings Inc 6.375% 3/1/2033 (f)(m)	575,000	580,353
TreeHouse Foods Inc 4% 9/1/2028 (m)	850,000	824,187
		8,623,254
TOTAL CONSUMER STAPLES		23,500,646

Energy - 9.4%
Energy Equipment & Services - 2.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	305,000	305,422
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (f)	1,240,000	1,271,970
Kodiak Gas Services LLC 6.5% 10/1/2033 (f)	400,000	407,270
Kodiak Gas Services LLC 6.75% 10/1/2035 (f)	805,000	826,539
Kodiak Gas Services LLC 7.25% 2/15/2029 (f)	1,150,000	1,193,315
Nabors Industries Inc 7.375% 5/15/2027 (f)	306,000	310,623
Nabors Industries Inc 8.875% 8/15/2031 (f)	340,000	316,645
Nabors Industries Ltd 7.5% 1/15/2028 (f)	1,790,000	1,788,709
SESI LLC 0% 9/30/2030 (f)	810,000	810,000
Transocean International Ltd 0% 10/15/2032 (f)(o)	225,000	225,000
Transocean International Ltd 8% 2/1/2027 (f)	2,875,000	2,871,003
Transocean International Ltd 8.25% 5/15/2029 (f)	2,695,000	2,649,274
Transocean International Ltd 8.5% 5/15/2031 (f)	850,000	833,026
Transocean Poseidon Ltd 6.875% 2/1/2027 (f)	267,750	267,578
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (f)	915,000	918,500
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (f)(m)	915,000	943,662
Valaris Ltd 8.375% 4/30/2030 (f)	390,000	404,759
WBI Operating LLC 0% 10/15/2030 (f)	810,000	810,000
WBI Operating LLC 0% 10/15/2033 (f)	810,000	810,000
		17,963,295
Oil, Gas & Consumable Fuels - 7.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (f)	810,000	806,408
California Resources Corp 7.125% 2/1/2026 (f)	95,000	94,938
California Resources Corp 8.25% 6/15/2029 (f)	2,020,000	2,106,547
CITGO Petroleum Corp 6.375% 6/15/2026 (f)	1,535,000	1,534,913
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	755,000	784,590
CNX Resources Corp 7.25% 3/1/2032 (f)(m)	1,530,000	1,587,263
CNX Resources Corp 7.375% 1/15/2031 (f)	385,000	396,936
Comstock Resources Inc 5.875% 1/15/2030 (f)	1,225,000	1,179,743
Comstock Resources Inc 6.75% 3/1/2029 (f)	1,585,000	1,582,411
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	1,420,000	1,406,800
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	925,000	1,003,810
CVR Energy Inc 8.5% 1/15/2029 (f)	1,895,000	1,936,800
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,315,000	1,319,257
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (f)	400,000	406,758
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (f)	915,000	954,162
DT Midstream Inc 4.125% 6/15/2029 (f)	935,000	912,246
DT Midstream Inc 4.375% 6/15/2031 (f)	365,000	352,748
Energy Transfer LP 6.5% 2/15/2056 (d)	800,000	796,250
Energy Transfer LP 6.75% 2/15/2056 (d)	400,000	399,279
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,230,646
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	295,000	302,370
Harvest Midstream I LP 7.5% 5/15/2032 (f)	1,430,000	1,460,752
Harvest Midstream I LP 7.5% 9/1/2028 (f)	645,000	651,941
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,155,000	1,119,469
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	1,855,000	1,868,412
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (f)	900,000	917,618
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	770,000	799,279
Kinetik Holdings LP 5.875% 6/15/2030 (f)	890,000	895,176
Kinetik Holdings LP 6.625% 12/15/2028 (f)	1,585,000	1,626,879
Matador Resources Co 6.25% 4/15/2033 (f)	400,000	401,879
Matador Resources Co 6.5% 4/15/2032 (f)	1,070,000	1,080,239
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	570,000	558,548
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	860,000	799,846
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	615,000	612,567
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,705,000	1,761,427
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	2,215,000	2,186,912
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	1,930,000	2,022,760
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,010,000	1,007,475
Permian Resources Operating LLC 7% 1/15/2032 (f)	1,670,000	1,728,450
Prairie Acquiror LP 9% 8/1/2029 (f)	495,000	515,347
Rockies Express Pipeline LLC 4.8% 5/15/2030 (f)	250,000	244,081
Rockies Express Pipeline LLC 4.95% 7/15/2029 (f)	1,010,000	1,001,807
Rockies Express Pipeline LLC 6.75% 3/15/2033 (f)	665,000	694,137
Rockies Express Pipeline LLC 6.875% 4/15/2040 (f)	225,000	231,570
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	910,000	876,191
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	620,000	604,836
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	500,000	500,130
Sunoco LP 5.625% 3/15/2031 (f)	805,000	799,062
Sunoco LP 6.25% 7/1/2033 (f)	805,000	819,363
Sunoco LP 7.25% 5/1/2032 (f)	480,000	503,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	1,542,000	1,534,156
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	1,365,000	1,335,546
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (f)	400,000	395,985
Venture Global Calcasieu 3.875% 8/15/2029 (f)	310,000	297,084
Venture Global LNG Inc 7% 1/15/2030 (f)(m)	235,000	243,170
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	1,565,000	1,647,410
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	1,485,000	1,577,333
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	1,390,000	1,535,964
		57,951,426
TOTAL ENERGY		75,914,721

Financials - 7.0%
Banks - 0.0%
Western Alliance Bancorp 3% 6/15/2031 (d)	845,000	819,565
Capital Markets - 1.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	870,000	867,466
Coinbase Global Inc 3.375% 10/1/2028 (f)	840,000	797,246
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	1,305,000	1,336,474
Hightower Holding LLC 6.75% 4/15/2029 (f)	625,000	616,642
Hightower Holding LLC 9.125% 1/31/2030 (f)	1,455,000	1,543,208
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	560,000	546,689
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	1,425,000	1,444,322
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (f)	1,020,000	1,059,407
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (f)	1,090,000	1,127,370
		9,338,824
Consumer Finance - 0.6%
Ally Financial Inc 5.75% 11/20/2025	235,000	235,139
Ally Financial Inc 6.7% 2/14/2033 (m)	685,000	713,523
Encore Capital Group Inc 6.625% 4/15/2031 (f)	245,000	244,287
OneMain Finance Corp 6.125% 5/15/2030	795,000	805,035
OneMain Finance Corp 6.625% 5/15/2029	555,000	570,468
OneMain Finance Corp 6.75% 3/15/2032	315,000	320,834
OneMain Finance Corp 7.125% 11/15/2031	385,000	399,282
OneMain Finance Corp 7.125% 9/15/2032 (m)	535,000	552,675
OneMain Finance Corp 7.5% 5/15/2031	1,005,000	1,050,160
PRA Group Inc 5% 10/1/2029 (f)	255,000	236,814
		5,128,217
Financial Services - 2.4%
Block Inc 3.5% 6/1/2031 (m)	715,000	665,395
Block Inc 5.625% 8/15/2030 (f)	745,000	754,818
Block Inc 6% 8/15/2033 (f)	590,000	604,184
Block Inc 6.5% 5/15/2032	1,525,000	1,578,384
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (f)	815,000	817,999
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	1,250,000	1,255,522
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	2,455,000	2,119,179
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	680,000	655,668
NFE Financing LLC 12% 11/15/2029 (f)	1,041,914	306,410
PennyMac Financial Services Inc 6.75% 2/15/2034 (f)	955,000	974,182
PennyMac Financial Services Inc 6.875% 5/15/2032 (f)	400,000	414,479
Rocket Cos Inc 6.125% 8/1/2030 (f)	945,000	969,872
Rocket Cos Inc 6.375% 8/1/2033 (f)	1,255,000	1,295,303
Rocket Cos Inc 6.5% 8/1/2029 (f)(o)	1,160,000	1,183,200
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	1,185,000	1,225,161
UWM Holdings LLC 6.25% 3/15/2031 (f)	405,000	403,071
UWM Holdings LLC 6.625% 2/1/2030 (f)	840,000	854,518
Walker & Dunlop Inc 6.625% 4/1/2033 (f)	765,000	782,325
WEX Inc 6.5% 3/15/2033 (f)(m)	925,000	944,687
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	1,670,000	1,729,914
		19,534,271
Insurance - 2.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (f)	290,000	279,394
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	635,000	625,962
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	390,000	401,577
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	150,000	156,262
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	880,000	918,467
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	535,000	561,672
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,110,000	1,104,212
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,780,000	1,819,931
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	1,435,000	1,438,091
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	570,000	580,103
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,980,000	1,924,344
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (f)	1,255,000	1,309,743
Athene Holding Ltd 6.875% 6/28/2055 (d)	1,175,000	1,203,523
HUB International Ltd 5.625% 12/1/2029 (f)	500,000	499,497
HUB International Ltd 7.25% 6/15/2030 (f)	2,210,000	2,304,820
HUB International Ltd 7.375% 1/31/2032 (f)	410,000	426,949
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	1,630,000	1,695,392
Ryan Specialty LLC 5.875% 8/1/2032 (f)	1,790,000	1,810,023
USI Inc/NY 7.5% 1/15/2032 (f)	740,000	776,022
		19,835,984
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (f)(o)	410,000	410,119
Starwood Property Trust Inc 6.5% 10/15/2030 (f)	780,000	805,714
Starwood Property Trust Inc 6.5% 7/1/2030 (f)	1,110,000	1,148,121
		2,363,954
TOTAL FINANCIALS		57,020,815

Health Care - 5.3%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	480,000	398,634
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (f)	830,000	789,301
Avantor Funding Inc 4.625% 7/15/2028 (f)	548,000	539,044
Hologic Inc 3.25% 2/15/2029 (f)	500,000	482,796
Insulet Corp 6.5% 4/1/2033 (f)	375,000	389,862
Medline Borrower LP 3.875% 4/1/2029 (f)	2,555,000	2,464,155
Medline Borrower LP 5.25% 10/1/2029 (f)	970,000	961,613
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	1,540,000	1,579,123
		7,205,894
Health Care Providers & Services - 3.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (f)(m)	860,000	892,843
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	2,405,000	2,079,719
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	1,790,000	1,619,313
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	625,000	453,334
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	520,000	413,400
CHS/Community Health Systems Inc 9.75% 1/15/2034 (f)	1,195,000	1,224,278
CVS Health Corp 6.75% 12/10/2054 (d)	465,000	479,989
CVS Health Corp 7% 3/10/2055 (d)	1,870,000	1,963,020
DaVita Inc 3.75% 2/15/2031 (f)(m)	440,000	402,995
DaVita Inc 4.625% 6/1/2030 (f)	1,655,000	1,586,134
DaVita Inc 6.75% 7/15/2033 (f)	1,935,000	1,995,368
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)(m)	315,000	299,275
HealthEquity Inc 4.5% 10/1/2029 (f)	1,275,000	1,236,272
Humana Inc 5.875% 3/1/2033	730,000	768,035
ModivCare Inc 5% 10/1/2029 (f)	120,000	593
Molina Healthcare Inc 3.875% 11/15/2030 (f)	855,000	791,205
Molina Healthcare Inc 3.875% 5/15/2032 (f)	390,000	353,897
Molina Healthcare Inc 6.25% 1/15/2033 (f)	535,000	540,943
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	460,000	472,533
Tenet Healthcare Corp 4.25% 6/1/2029	735,000	717,823
Tenet Healthcare Corp 4.375% 1/15/2030	745,000	724,547
Tenet Healthcare Corp 4.625% 6/15/2028	1,320,000	1,307,922
Tenet Healthcare Corp 6.125% 6/15/2030	2,275,000	2,304,664
Tenet Healthcare Corp 6.75% 5/15/2031 (m)	240,000	248,467
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)	1,385,000	1,418,216
		24,294,785
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (f)	1,930,000	1,984,312
IQVIA Inc 6.5% 5/15/2030 (f)	1,515,000	1,565,734
		3,550,046
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	665,000	629,755
Charles River Laboratories International Inc 4% 3/15/2031 (f)	170,000	158,331
		788,086
Pharmaceuticals - 0.9%
1261229 BC Ltd 10% 4/15/2032 (f)	3,610,000	3,700,438
Bausch Health Cos Inc 11% 9/30/2028 (f)	670,000	696,813
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	285,000	200,925
Jazz Securities DAC 4.375% 1/15/2029 (f)	810,000	789,131
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)(m)	415,000	400,949
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)(m)	895,000	784,064
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (f)(m)	380,000	364,377
		6,936,697
TOTAL HEALTH CARE		43,174,142

Industrials - 9.4%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029	720,000	707,880
ATI Inc 5.875% 12/1/2027	770,000	770,886
BWX Technologies Inc 4.125% 6/30/2028 (f)	2,000,000	1,952,237
Moog Inc 4.25% 12/15/2027 (f)	400,000	393,883
Spirit AeroSystems Inc 9.75% 11/15/2030 (f)	565,000	621,384
TransDigm Inc 6% 1/15/2033 (f)	2,350,000	2,376,045
TransDigm Inc 6.25% 1/31/2034 (f)(m)	265,000	272,531
TransDigm Inc 6.375% 3/1/2029 (f)	2,420,000	2,468,400
TransDigm Inc 6.375% 5/31/2033 (f)	3,360,000	3,397,777
TransDigm Inc 6.75% 1/31/2034 (f)	1,360,000	1,406,184
		14,367,207
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (f)(m)	1,475,000	1,532,621
Building Products - 1.0%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	1,225,000	1,246,696
Builders FirstSource Inc 4.25% 2/1/2032 (f)(m)	1,270,000	1,194,356
Builders FirstSource Inc 6.75% 5/15/2035 (f)	1,005,000	1,049,353
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (f)	1,680,000	1,625,409
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (f)	1,935,000	1,989,081
Masterbrand Inc 7% 7/15/2032 (f)	395,000	408,203
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)(m)	590,000	574,727
		8,087,825
Commercial Services & Supplies - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (f)	1,115,000	1,146,030
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	1,260,000	1,321,105
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,365,000	1,338,469
Artera Services LLC 8.5% 2/15/2031 (f)(m)	4,660,000	4,117,892
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	2,355,000	2,347,494
Clean Harbors Inc 5.75% 10/15/2033 (f)(o)	410,000	413,582
Clean Harbors Inc 6.375% 2/1/2031 (f)	910,000	931,871
CoreCivic Inc 8.25% 4/15/2029	1,530,000	1,616,379
GEO Group Inc/The 10.25% 4/15/2031	1,535,000	1,688,988
GEO Group Inc/The 8.625% 4/15/2029	750,000	794,024
GFL Environmental Inc 6.75% 1/15/2031 (f)	555,000	580,763
Madison IAQ LLC 4.125% 6/30/2028 (f)	400,000	390,384
Madison IAQ LLC 5.875% 6/30/2029 (f)	1,615,000	1,595,459
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	2,870,000	2,805,425
OT Midco Inc 10% 2/15/2030 (f)	235,000	158,767
Waste Pro USA Inc 7% 2/1/2033 (f)	710,000	735,416
Williams Scotsman Inc 6.625% 4/15/2030 (f)	550,000	566,096
		22,548,144
Construction & Engineering - 0.6%
AECOM 6% 8/1/2033 (f)	1,580,000	1,615,376
Pike Corp 5.5% 9/1/2028 (f)	1,425,000	1,420,307
Pike Corp 8.625% 1/31/2031 (f)	850,000	911,835
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (f)	1,295,000	1,310,067
		5,257,585
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (f)	700,000	671,770
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (f)	155,000	160,788
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (f)(m)	380,000	397,461
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	1,155,000	1,173,644
XPO Inc 6.25% 6/1/2028 (f)	205,000	208,892
XPO Inc 7.125% 2/1/2032 (f)(m)	975,000	1,023,977
XPO Inc 7.125% 6/1/2031 (f)(m)	345,000	360,967
		3,325,729
Machinery - 0.6%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(f)	1,920,000	2,071,032
Enpro Inc 6.125% 6/1/2033 (f)	1,160,000	1,185,570
Mueller Water Products Inc 4% 6/15/2029 (f)	1,277,000	1,229,736
		4,486,338
Passenger Airlines - 0.1%
American Airlines Inc 7.25% 2/15/2028 (f)(m)	145,000	148,546
American Airlines Inc 8.5% 5/15/2029 (f)	455,000	474,635
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (f)	560,000	567,992
		1,191,173
Professional Services - 0.7%
Amentum Holdings Inc 7.25% 8/1/2032 (f)	1,560,000	1,619,851
CACI International Inc 6.375% 6/15/2033 (f)	1,505,000	1,552,484
Science Applications International Corp 4.875% 4/1/2028 (f)	630,000	623,623
Science Applications International Corp 5.875% 11/1/2033 (f)	1,225,000	1,225,381
TriNet Group Inc 3.5% 3/1/2029 (f)	415,000	388,163
TriNet Group Inc 7.125% 8/15/2031 (f)	590,000	609,427
		6,018,929
Trading Companies & Distributors - 0.9%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (f)	480,000	483,011
FTAI Aviation Investors LLC 7% 6/15/2032 (f)	385,000	402,911
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)(m)	1,090,000	1,158,285
Herc Holdings Inc 7% 6/15/2030 (f)	1,145,000	1,189,341
Herc Holdings Inc 7.25% 6/15/2033 (f)(m)	1,100,000	1,148,292
QXO Building Products Inc 6.75% 4/30/2032 (f)	780,000	807,609
United Rentals North America Inc 6% 12/15/2029 (f)	365,000	375,852
United Rentals North America Inc 6.125% 3/15/2034 (f)	1,925,000	2,001,660
		7,566,961
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (f)	685,000	712,165
TOTAL INDUSTRIALS		75,766,447

Information Technology - 5.0%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (f)	730,000	713,499
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp 5% 12/15/2029 (f)	1,990,000	1,962,546
Lightning Power LLC 7.25% 8/15/2032 (f)	1,035,000	1,095,771
Sensata Technologies Inc 3.75% 2/15/2031 (f)	365,000	336,850
TTM Technologies Inc 4% 3/1/2029 (f)	1,640,000	1,576,747
		4,971,914
IT Services - 1.6%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (f)	1,745,000	1,695,924
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)	825,000	862,125
Ahead DB Holdings LLC 6.625% 5/1/2028 (f)	1,580,000	1,580,351
ASGN Inc 4.625% 5/15/2028 (f)	635,000	623,326
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)	1,990,000	1,984,704
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)(m)	500,000	498,672
CoreWeave Inc 9% 2/1/2031 (f)	1,610,000	1,650,055
CoreWeave Inc 9.25% 6/1/2030 (f)	1,965,000	2,029,440
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	1,232,000	1,167,291
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	322,000	321,431
Sabre GLBL Inc 11.125% 7/15/2030 (f)	775,000	750,549
		13,163,868
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology Inc 5.875% 10/1/2033 (f)	450,000	454,583
Entegris Inc 3.625% 5/1/2029 (f)(m)	630,000	598,765
Entegris Inc 5.95% 6/15/2030 (f)	2,980,000	3,021,809
ON Semiconductor Corp 3.875% 9/1/2028 (f)	827,000	802,613
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(f)	390,156	409,663
		5,287,433
Software - 1.7%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	1,840,000	1,856,597
Cloud Software Group Inc 6.625% 8/15/2033 (f)	315,000	320,659
Cloud Software Group Inc 9% 9/30/2029 (f)	1,915,000	1,986,250
Elastic NV 4.125% 7/15/2029 (f)	1,205,000	1,156,684
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	160,000	162,546
Fair Isaac Corp 5.25% 5/15/2026 (f)	167,000	166,975
Fair Isaac Corp 6% 5/15/2033 (f)	1,795,000	1,817,336
Gen Digital Inc 6.25% 4/1/2033 (f)	980,000	1,000,462
Gen Digital Inc 7.125% 9/30/2030 (f)(m)	340,000	350,094
Rackspace Finance LLC 3.5% 5/15/2028 (f)	815,325	337,496
SS&C Technologies Inc 5.5% 9/30/2027 (f)	270,000	269,534
SS&C Technologies Inc 6.5% 6/1/2032 (f)	655,000	677,163
UKG Inc 6.875% 2/1/2031 (f)(m)	945,000	975,084
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	2,945,000	3,088,416
		14,165,296
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (f)	755,000	751,929
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	930,000	946,097
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	345,000	365,218
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	415,000	439,342
		2,502,586
TOTAL INFORMATION TECHNOLOGY		40,804,596

Materials - 6.3%
Chemicals - 3.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	2,708,262	2,396,812
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (f)	890,000	931,135
Axalta Coating Systems LLC 3.375% 2/15/2029 (f)(m)	330,000	312,643
Celanese US Holdings LLC 6.5% 4/15/2030 (m)	635,000	639,035
Celanese US Holdings LLC 6.75% 4/15/2033 (m)	1,130,000	1,125,609
Chemours Co/The 4.625% 11/15/2029 (f)	2,025,000	1,829,501
Chemours Co/The 5.75% 11/15/2028 (f)	1,705,000	1,663,014
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (f)	1,029,000	1,027,334
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (f)	1,275,000	1,256,020
LSB Industries Inc 6.25% 10/15/2028 (f)	620,000	611,613
Methanex US Operations Inc 6.25% 3/15/2032 (f)(m)	635,000	646,092
Olin Corp 6.625% 4/1/2033 (f)	790,000	794,075
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)(m)	740,000	711,612
Olympus Water US Holding Corp 6.25% 10/1/2029 (f)	330,000	320,428
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)(o)	1,630,000	1,631,698
Olympus Water US Holding Corp 7.25% 6/15/2031 (f)(m)	770,000	780,607
Olympus Water US Holding Corp 9.75% 11/15/2028 (f)	785,000	823,858
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	1,510,000	1,475,585
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	1,340,000	1,313,782
Tronox Inc 4.625% 3/15/2029 (f)	765,000	498,969
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	2,635,000	2,449,227
WR Grace Holdings LLC 6.625% 8/15/2032 (f)	795,000	786,080
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	295,000	300,843
		24,325,572
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	1,525,000	1,579,662
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	770,000	813,076
VM Consolidated Inc 5.5% 4/15/2029 (f)	400,000	397,894
		2,790,632
Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	2,625,000	2,428,757
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (f)	1,155,000	1,154,763
Ball Corp 2.875% 8/15/2030	365,000	331,637
Ball Corp 3.125% 9/15/2031	405,000	367,657
Ball Corp 5.5% 9/15/2033	1,195,000	1,207,845
Ball Corp 6% 6/15/2029	440,000	450,412
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,460,000	1,476,631
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	1,000,000	1,025,860
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)(m)	1,185,000	1,217,283
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (f)(m)	1,940,000	1,959,616
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	1,180,000	1,182,097
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	500,000	467,368
Graphic Packaging International LLC 6.375% 7/15/2032 (f)(m)	1,520,000	1,543,510
Sealed Air Corp 5% 4/15/2029 (f)	890,000	885,034
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	435,000	441,008
		16,139,478
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	300,000	315,355
Alumina Pty Ltd 6.375% 9/15/2032 (f)	2,370,000	2,429,246
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	145,000	135,372
Cleveland-Cliffs Inc 6.875% 11/1/2029 (f)(m)	400,000	407,626
Cleveland-Cliffs Inc 7% 3/15/2032 (f)(m)	885,000	893,819
Cleveland-Cliffs Inc 7.375% 5/1/2033 (f)(m)	400,000	408,348
Cleveland-Cliffs Inc 7.625% 1/15/2034 (f)	400,000	412,162
Commercial Metals Co 3.875% 2/15/2031	440,000	410,178
Commercial Metals Co 4.125% 1/15/2030	575,000	551,647
Kaiser Aluminum Corp 4.625% 3/1/2028 (f)	1,595,000	1,577,139
		7,540,892
TOTAL MATERIALS		50,796,574

Real Estate - 1.8%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	360,000	325,946
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	1,139,000	1,199,595
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	1,870,000	1,756,183
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	940,000	898,031
Vornado Realty LP 3.4% 6/1/2031	885,000	795,309
		4,975,064
Health Care REITs - 0.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (f)	800,000	778,124
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	232,000	170,578
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	205,000	171,076
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (m)	1,782,000	1,726,274
		2,846,052
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (f)(m)	820,000	799,497
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)(m)	300,000	309,268
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (f)(m)	840,000	865,108
		1,973,873
Real Estate Management & Development - 0.2%
Howard Hughes Corp/The 4.125% 2/1/2029 (f)	555,000	532,402
Howard Hughes Corp/The 4.375% 2/1/2031 (f)	455,000	426,592
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)(m)	562,000	560,202
Taylor Morrison Communities Inc 5.875% 6/15/2027 (f)	167,000	169,024
		1,688,220
Specialized REITs - 0.4%
Iron Mountain Inc 4.5% 2/15/2031 (f)	365,000	348,402
Iron Mountain Inc 6.25% 1/15/2033 (f)	395,000	402,906
Millrose Properties Inc 6.375% 8/1/2030 (f)	950,000	966,141
SBA Communications Corp 3.125% 2/1/2029	1,077,000	1,007,331
SBA Communications Corp 3.875% 2/15/2027	167,000	164,482
		2,889,262
TOTAL REAL ESTATE		14,372,471

Utilities - 3.3%
Electric Utilities - 2.9%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	410,000	408,563
American Electric Power Co Inc 6.05% 3/15/2056 (d)	410,000	410,577
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	170,000	152,598
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	1,200,000	1,101,592
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	585,000	577,942
Edison International 7.875% 6/15/2054 (d)	865,000	881,334
Edison International 8.125% 6/15/2053 (d)(m)	230,000	235,061
Hawaiian Electric Co Inc 6% 10/1/2033 (f)	590,000	595,128
NRG Energy Inc 3.625% 2/15/2031 (f)	525,000	485,375
NRG Energy Inc 5.25% 6/15/2029 (f)	1,405,000	1,400,452
NRG Energy Inc 5.75% 1/15/2034 (f)(o)	1,225,000	1,223,750
NRG Energy Inc 5.75% 7/15/2029 (f)	1,075,000	1,076,286
NRG Energy Inc 6% 1/15/2036 (f)(o)	2,040,000	2,040,293
NRG Energy Inc 6.25% 11/1/2034 (f)	1,360,000	1,394,124
PG&E Corp 7.375% 3/15/2055 (d)	3,527,000	3,623,464
Sierra Pacific Power Co 6.2% 12/15/2055 (d)	1,615,000	1,616,436
Vistra Operations Co LLC 4.375% 5/1/2029 (f)(m)	1,480,000	1,449,010
Vistra Operations Co LLC 5% 7/31/2027 (f)	167,000	166,447
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	1,455,000	1,455,861
Vistra Operations Co LLC 6.875% 4/15/2032 (f)	1,170,000	1,223,676
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	670,000	708,989
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)(m)	580,000	595,500
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)(m)	445,000	466,360
		23,288,818
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.75% 10/15/2032 (f)(m)	1,670,000	1,723,925
Sunnova Energy Corp 5.875% (f)(i)	2,255,000	5,638
		1,729,563
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (d)	1,600,000	1,641,995
TOTAL UTILITIES		26,660,376

TOTAL UNITED STATES		541,095,758
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	445,000	460,109
First Quantum Minerals Ltd 8% 3/1/2033 (f)	855,000	902,758
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	260,000	273,081
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	1,423,000	1,505,249

TOTAL ZAMBIA		3,141,197
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $624,965,598)		631,723,309

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 10%	14,200	1,378,110
Strategy Inc 10%	11,300	892,135

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,240,746)		2,270,245

Preferred Securities - 3.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(f)(p)	1,100,000	1,170,009
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (d)(f)(p)	430,000	444,896
UBS Group AG 7% (d)(f)(p)	395,000	406,957

TOTAL SWITZERLAND		851,853
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.625% (d)(p)	1,180,000	1,254,382
HSBC Holdings PLC 7.05% (d)(p)	1,545,000	1,643,561

TOTAL UNITED KINGDOM		2,897,943
UNITED STATES - 2.9%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (d)(p)	1,560,000	1,653,937
Mesquite Energy Inc 7.25% (i)(j)(p)	5,722,000	572
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (d)(e)(p)	1,885,000	1,908,948
Sunoco LP 7.875% (d)(f)(p)	2,570,000	2,617,643
		6,181,100
Financials - 2.1%
Banks - 1.4%
Bank of America Corp 5.875% (d)(p)	1,360,000	1,377,479
Bank of America Corp 6.25% (d)(p)	1,980,000	2,028,512
BW Real Estate Inc 9.5% (d)(f)(p)	465,000	480,003
Citigroup Inc 6.75% (d)(p)	885,000	906,140
Citigroup Inc 6.875% (d)(p)	2,370,000	2,473,094
Citigroup Inc 6.95% (d)(p)	395,000	409,174
Citigroup Inc 7.125% (d)(p)	1,135,000	1,182,923
JPMorgan Chase & Co 6.5% (d)(p)	1,575,000	1,655,930
Wells Fargo & Co 7.625% (d)(m)(p)	385,000	413,402
		10,926,657
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (d)(p)	870,000	819,148
Goldman Sachs Group Inc/The 6.125% (d)(m)(p)	395,000	410,358
Goldman Sachs Group Inc/The 6.85% (d)(p)	1,400,000	1,467,770
		2,697,276
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (d)(p)	1,110,000	1,029,655
Ally Financial Inc 4.7% (d)(m)(p)	2,220,000	2,175,452
		3,205,107
TOTAL FINANCIALS		16,829,040

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(p)	275,000	261,167
TOTAL UNITED STATES		23,271,307
TOTAL PREFERRED SECURITIES (Cost $31,560,794)		28,191,112

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.21	13,518,913	13,521,616
Fidelity Securities Lending Cash Central Fund (r)(s)	4.19	47,726,175	47,730,948
TOTAL MONEY MARKET FUNDS (Cost $61,252,564)			61,252,564

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $837,104,344)	858,649,261
NET OTHER ASSETS (LIABILITIES) - (6.1)% (q)	(49,128,438)
NET ASSETS - 100.0%	809,520,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	52	12/31/2025	5,677,344	10,973	10,973

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,979,446 or 1.7% of net assets.

(c)	Affiliated fund.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,406,445 or 70.3% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)	Non-income producing.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security or a portion of the security is on loan at period end.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $334,016 or 0.0% of net assets.

(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Includes $70,000 of cash collateral to cover margin requirements for futures contracts.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/23/2022 - 9/8/2025	14,636,775

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,446,852	231,302,549	227,228,219	560,823	434	-	13,521,616	13,518,913	0.0%
Fidelity Securities Lending Cash Central Fund	59,502,238	269,873,443	281,644,733	109,430	-	-	47,730,948	47,726,175	0.2%
Total	68,949,090	501,175,992	508,872,952	670,253	434	-	61,252,564

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	12,874,932	1,398,117	-	1,158,117	-	(293,603)	13,979,446	1,475,621
	12,874,932	1,398,117	-	1,158,117	-	(293,603)	13,979,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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